INTANGIBLE ASSETS - Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 71,267	$ 75,121
Amortization charges	(6,273)	(5,865)
Impairment charges	0	(253)
Assets acquired	6	27
Movement	(10,228)	(3,854)
Intangible assets other than goodwill at period end	61,039	71,267
RUCONEST for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization charges	0	0
Impairment charges	0	0
Assets acquired	0	0
Movement	0	0
Intangible assets other than goodwill at period end	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	250
Amortization charges	0	0
Impairment charges	0	(253)
Assets acquired	0	0
Movement	0	(250)
Intangible assets other than goodwill at period end	0	0
RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	45,272	47,529
Amortization charges	(3,686)	(3,681)
Impairment charges	0	0
Assets acquired	0	0
Movement	(6,214)	(2,257)
Intangible assets other than goodwill at period end	39,058	45,272
Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	23,121	23,703
Amortization charges	(1,735)	(1,300)
Impairment charges	0	0
Assets acquired	0	0
Movement	(3,033)	(582)
Intangible assets other than goodwill at period end	20,088	23,121
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,874	3,639
Amortization charges	(852)	(884)
Impairment charges	0	0
Assets acquired	6	27
Movement	(981)	(765)
Intangible assets other than goodwill at period end	1,893	2,874
Gross carrying amount, at cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	99,509	96,720
Divestments	(570)	(271)
Currency translation	(5,874)	3,033
Intangible assets other than goodwill at period end	93,071	99,509
Gross carrying amount, at cost | RUCONEST for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	581	563
Divestments	(570)	0
Currency translation	(11)	18
Intangible assets other than goodwill at period end	0	581
Gross carrying amount, at cost | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	250
Divestments	0	(253)
Currency translation	0	3
Intangible assets other than goodwill at period end	0	0
Gross carrying amount, at cost | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	69,709	67,583
Divestments	0	0
Currency translation	(4,131)	2,126
Intangible assets other than goodwill at period end	65,578	69,709
Gross carrying amount, at cost | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	24,447	23,703
Divestments	0	0
Currency translation	(1,449)	744
Intangible assets other than goodwill at period end	22,998	24,447
Gross carrying amount, at cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,772	4,621
Divestments	0	(18)
Currency translation	(283)	142
Intangible assets other than goodwill at period end	4,495	4,772
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(28,242)	(21,599)
Divestments	570	12
Currency translation	1,913	(790)
Intangible assets other than goodwill at period end	(32,032)	(28,242)
Accumulated Amortization | RUCONEST for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(581)	(563)
Divestments	570	0
Currency translation	11	(18)
Intangible assets other than goodwill at period end	0	(581)
Accumulated Amortization | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated Amortization | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(24,437)	(20,054)
Divestments	0	0
Currency translation	1,603	(702)
Intangible assets other than goodwill at period end	(26,520)	(24,437)
Accumulated Amortization | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,326)	0
Divestments	0	0
Currency translation	151	(26)
Intangible assets other than goodwill at period end	(2,910)	(1,326)
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,898)	(982)
Divestments	0	12
Currency translation	148	(44)
Intangible assets other than goodwill at period end	(2,602)	(1,898)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Divestments	0	253
Accumulated impairment | RUCONEST for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Divestments	0	0
Accumulated impairment | Development costs
Disclosure of detailed information about intangible assets [line items]
Divestments	0	253
Accumulated impairment | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Divestments	0	0
Accumulated impairment | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Divestments	0	0
Accumulated impairment | Software
Disclosure of detailed information about intangible assets [line items]
Divestments	$ 0	$ 0